OppenheimerFunds, Inc.

Two World Financial Center
225 Liberty Street
New York, New York 10281

May 11, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:     Registration Statement on Form N-14 for Oppenheimer Main Street Fund; Information Statement for Oppenheimer Principal Protected Main Street Fund

To the Securities and Exchange Commission:

Enclosed for filing with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933, as amended (the "Securities Act"), is a Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, Securities Act File No. 333-166553 (the "Registration Statement") of Oppenheimer Main Street Fund (the "Registrant"), a series of Oppenheimer Main Street Funds, Inc.

On May 5, 2010, we filed Form N-14 in connection with the merger of Oppenheimer Principal Protected Main Street Fund, a series of Oppenheimer Principal Protected Trust, into the Registrant. We filed Pre-Effective Amendment No. 1 to the Registration Statement on May 6, 2010 to update Part C of the Registration Statement filing. On the facing page of that filing, we indicated an effective date of June 7, 2010. Pursuant to our conversation with SEC staff on May 10, 2010, this filing is made to file a delaying amendment pursuant to Rule 473 under the Securities Act, for the purpose of filing an opinion and consent of counsel with respect to the issuance of shares in connection with the merger at a later date. The Registrant will file all materials necessary to address any staff comments, at which time the Registrant will also file the opinion and consent of counsel and a request for acceleration of the effective date of the Registration Statement to June 7, 2010 or as soon thereafter as practicable.

The Staff is requested to address any comments or questions you may have on this filing to:

Nancy S. Vann
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-5089
nvann@oppenheimerfunds.com

Thank you for your assistance.

Sincerely,

/s/ Amee Kantesaria
--------------------------------------

Amee Kantesaria

Vice President & Assistant Counsel
Tel.: 212.323.5217
Fax: 212.323.4070

cc:     Ms. Valerie J. Lithotomos, Esq., Securities and Exchange Commission